ASSET RETIREMENT OBLIGATIONS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Movements in asset retirement obligations
Balance at beginning of year	¥ 32,407	¥ 17,874
Liabilities incurred during the year	15,233	14,220
Accretion expense	401	313
Balance at end of year	¥ 48,041	¥ 32,407